Investment Strategy	Aug. 25, 2026
F/m Accumulator BDC Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Accumulator BDC Fund is an actively managed, non-diversified exchange-traded fund (“ETF”) that seeks to generate total return through exposure to publicly-traded business development companies (each a “BDC” and together, “BDCs”), while minimizing dividend and/or distribution payments.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in securities issued by BDCs and, at the discretion of the Adviser, shares of affiliated and/or unaffiliated investment companies that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Underlying Fund” and together, the “Underlying Funds”), including, but not limited to, the VanEck BDC Income ETF (BIZD), the Putnam BDC Income ETF (PBDC) and/or other Underlying Funds that invest primarily in BDCs. The Fund is a “fund of funds,” meaning that it primarily invests in other investment funds (the BDCs and the Underlying Funds) rather than in securities of individual operating companies.

For the purposes of the Fund’s 80% investment policy, a BDC is a closed-end company that: (i) is organized under the laws of, and has its principal place of business in, the United States; (ii) is registered with the Securities and Exchange Commission (the “SEC”); (iii) has elected to be regulated as, and meets the definition of, a BDC under the 1940 Act; (iv) is publicly-traded; and (v) whose principal business is to invest in, lend capital to, or provide managerial services to, privately-held or thinly-traded U.S. public companies, which are generally small and medium-sized companies that may not have access to the public equity markets for capital raising. In deciding whether to buy or sell investments for the Fund, the Adviser may consider, among other factors, a BDC’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends, and capital policies, as well as overall market conditions.

At the Adviser’s discretion, the Fund may also invest in swaps (such as total return swaps, equity swaps, and fixed-income swaps) and other types of derivative instruments (such as fixed-income futures contracts, fixed-income options, and equity options) that have investment exposure to BDCs. The notional values of these swaps and other derivative instruments will count towards the Fund’s 80% investment policy. Cash and cash equivalents related to the swaps and other derivative instruments will not be counted towards the calculation of total assets. The 1940 Act places limitations on the Fund's investments in BDCs and Underlying Funds, but the Fund may invest in BDCs and Underlying Funds in excess of these limits as long as it complies with the conditions of Rule 12d1-4 under the 1940 Act, or an exemption applies.

The Adviser seeks to manage the Fund’s portfolio such that the Fund minimizes any dividend or other income distributions to shareholders each year. As indicated by the word "Accumulator" in the Fund's name, the Fund is designed to allow shareholders to gain exposure to the compounding, or accumulation, of dividend distributions from BDCs, rather than to those distributions directly. The strategy has been designed for investors seeking to achieve tax-managed exposure to BDCs. In order to implement its strategy, the Adviser seeks to manage the Fund’s portfolio of securities such that the Fund is not holding shares of a particular security and/or an Underlying Fund on its dividend record date (the date that the dividend is paid to shareholders of record).

In implementing this strategy, the Adviser may, in its discretion, purchase securities issued by BDCs to minimize receiving a dividend distribution and/or rotate into or out of Underlying Funds when buying securities issued by BDCs is not practicable. In the case of an Underlying Fund, to achieve the rotation, the Fund would effect in-kind creation and redemption transactions, the consequences of which the Adviser does not expect to differ from the tax consequences ordinarily associated with in-kind transactions, which are generally structured as transactions that are taxable to the contributing or redeeming shareholder and non-taxable to the Fund. There is no guarantee that the Fund will be able to completely avoid paying dividends and distributions.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% for domestic issuers and 105% of foreign issuers of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limitation in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments although it may only do so for up to 90 days. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

The Fund expects to have significant investments in the financial sector, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund will be exposed to the risks associated with that jurisdiction or investment sector. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The Fund expects to invest in a limited number of BDCs and Underlying Funds.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Accumulator Mortgage REIT Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Accumulator Mortgage REIT Fund is an actively managed, non-diversified exchange-traded fund (“ETF”) that seeks to generate total return through exposure to publicly-traded real estate investment trusts (“REITs”) that make loans to real estate owners and/or operators either directly or indirectly through the purchase of mortgages or mortgage-backed securities (each a “Mortgage REIT” and together, the “Mortgage REITs”), while minimizing dividend and/or distribution payments. The Mortgage REITs in which the Fund invests may provide real estate-related financing to small, medium and large capitalization companies, and may include REITs that invest primarily in commercial mortgage-backed securities, residential mortgage-backed securities, or both. The Mortgage REITs in which the Fund invests may also include hybrid REITs that invest in both equity real estate and mortgage-related assets, with more than fifty percent (50%) of total assets invested in mortgage loans or mortgage-backed securities secured by interests in real property.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in securities issued by Mortgage REITs and in the shares of affiliated and/or unaffiliated investment companies that are registered under the 1940 Act (each an “Underlying Fund” and together, the “Underlying Funds”), which, at the discretion of the Adviser, may include the iShares Mortgage Real Estate ETF (REM), the JPMorgan Realty Income ETF (JPRE), the Van Eck Mortgage REIT Income ETF (MORT), the Schwab U.S. REIT ETF (SCHH), the iShares Residential and Multisector Real Estate ETF (REZ), and/or other Underlying Funds that invest primarily in Mortgage REITs.

At the Adviser’s discretion, the Fund may also invest in swaps (such as total return swaps, equity swaps, and fixed-income swaps) and other types of derivative instruments (such as fixed-income futures contracts, fixed-income options, and equity options) that have investment exposure to Mortgage REITs. The notional values of these swaps and other derivative instruments will count towards the Fund’s 80% investment policy, and cash and cash equivalents related to the swaps and other derivative instruments will not be counted towards the calculation of total assets. The 1940 Act places limitations on the Fund's investments in Underlying Funds, but the Fund may invest in Underlying Funds in excess of these limits as long as it complies with the conditions of Rule 12d1-4 under the 1940 Act, or an exemption applies.

The Adviser seeks to manage the Fund’s portfolio such that the Fund minimizes any dividend or other income distributions to shareholders each year. As indicated by the word "Accumulator" in the Fund's name, the Fund is designed to allow shareholders to gain exposure to the compounding, or accumulation, of dividend distributions from Mortgage REITs, rather than to those distributions directly. The strategy has been designed for investors seeking to achieve tax-managed exposure to Mortgage REITs. In order to implement its strategy, the Adviser seeks to manage the Fund’s portfolio of securities such that the Fund is not holding shares of a particular security and/or an Underlying Fund on its dividend record date (the date that the dividend is paid to shareholders of record).

In implementing this strategy, the Adviser may, in its discretion, purchase securities issued by Mortgage REITs to minimize receiving a dividend distribution and/or rotate into or out of Underlying Funds if purchasing securities issued by Mortgage REITs is impracticable. In the case of an Underlying Fund, to achieve the rotation, the Fund would effect in-kind creation and redemption transactions, the consequences of which the Adviser does not expect to differ from the tax consequences ordinarily associated with in-kind transactions, which are generally structured as transactions that are taxable to the contributing or redeeming shareholder and non-taxable to the Fund. There is no guarantee that the Fund will be able to completely avoid paying dividends and distributions.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% for domestic issuers and 105% of foreign issuers of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limitation in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments although it may only do so for up to 90 days. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

The Fund expects to have significant investments in the real estate sector and financial sector, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund will be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the 1940 Act, which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. Under normal market conditions, the Fund expects to invest in a representative portfolio of the entire universe of Mortgage REITs, with the specific number fluctuating at the discretion of the Adviser depending on overall market conditions.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Accumulator Equity REIT Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Accumulator Equity REIT Fund is an actively managed, non-diversified exchange-traded fund (“ETF”) that seeks to generate total return, through exposure to publicly-traded real estate investment trusts (“REITs”) that own and/or operate income-producing real estate (each an “Equity REIT” and together, the “Equity REITs”), while minimizing dividend and/or distribution payments. The Equity REITs in which the Fund invests may have small, medium, or large market capitalizations.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in securities issued by Equity REITs and in the shares of affiliated and/or unaffiliated investment companies that are registered under the 1940 Act, (each an “Underlying Fund” and together, the “Underlying Funds”), which, at the discretion of the Adviser, may include the Vanguard Real Estate ETF (VNQ), the Schwab U.S. REIT ETF (SCHH), the State Street® Real Estate Select Sector SPDR® ETF (XLRE), the iShares® U.S. Real Estate ETF (IYR), the iShares® Global REIT ETF (REET), the iShares® Core U.S. REIT ETF (USRT), and/or other Underlying Funds that invest primarily in Equity REITs.

At the Adviser’s discretion, the Fund may also invest in swaps (such as total return swaps, equity swaps, and fixed-income swaps) and other types of derivative instruments (such as fixed-income futures contracts, fixed-income options, and equity options) that have investment exposure to Equity REITs. The notional values of these swaps and other derivative instruments will count towards the Fund’s 80% investment policy, and cash and cash equivalents related to the swaps and other derivative instruments will not be counted towards the calculation of total assets. The 1940 Act places limitations on the Fund's investments in Underlying Funds, but the Fund may invest in Underlying Funds in excess of these limits as long as it complies with the conditions of Rule 12d1-4 under the 1940 Act, or an exemption applies.

The Adviser seeks to manage the Fund’s portfolio such that the Fund minimizes any dividend or other income distributions to shareholders each year. As indicated by the word "Accumulator" in the Fund's name, the Fund is designed to allow shareholders to gain exposure to the compounding, or accumulation, of dividend distributions from Equity REITs, rather than to those distributions directly. The strategy has been designed for investors seeking tax-managed exposure to Equity REITs. In order to implement its strategy, the Adviser seeks to manage the Fund’s portfolio of securities such that the Fund is not holding shares of a particular security and/or an Underlying Fund on its dividend record date (the date that the dividend is paid to shareholders of record).

In implementing this strategy, the Adviser may, in its discretion, purchase securities issued by Equity REITs to minimize receiving a dividend distribution and/or rotate into or out of Underlying Funds in an opportunistic fashion. In the case of an Underlying Fund, to achieve the rotation, the Fund would effect in-kind creation and redemption transactions, the consequences of which the Adviser does not expect to differ from the tax consequences ordinarily associated with in-kind transactions, which are generally structured as transactions that are taxable to the contributing or redeeming shareholder and non-taxable to the Fund. There is no guarantee that the Fund will be able to completely avoid paying dividends and distributions.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may invest in Underlying Funds including affiliated and unaffiliated ETFs, that invest primarily in Fund-eligible investments, to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% for domestic issuers and 105% of foreign issuers of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments although it may only do so for up to 90 days. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

The Fund expects to have significant investments in the real estate sector and financial sector, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund will be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the 1940 Act, which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The Fund expects to invest in a limited number of Equity REITs.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Accumulator High Dividend Payers Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Accumulator High Dividend Payers Fund is an actively managed, non-diversified exchange-traded fund (“ETF”) that seeks to generate total return by providing exposure to securities of U.S. companies that have dividend yields that, on average, exceed the average dividend yield of companies included in the S&P 500 Index and have increased their dividend payments to shareholders over a five (5) year period (“High Dividend Companies”), while minimizing dividend and/or distribution payments to Fund shareholders.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in securities issued by High Dividend Companies and in the shares of affiliated and/or unaffiliated investment companies that are registered under the 1940 Act, (each an “Underlying Fund” and together, the “Underlying Funds”), which, at the discretion of the Adviser, may include the Vanguard High Dividend Yield Index Fund ETF (VYM), the VanEck Durable High Dividend ETF (DURA), the Vanguard Dividend Appreciation ETF (VIG), the Schwab U.S. Dividend Equity ETF (SCHD), iShares Select Dividend ETF (DVY), iShares Core High Dividend ETF (HDV) and/or other Underlying Funds that invest primarily in High Dividend Companies.

At the Adviser’s discretion, the Fund may also invest in swaps (such as total return swaps, equity swaps, and fixed-income swaps) and other types of derivative instruments (such as fixed-income futures contracts, fixed-income options, and equity options) that have investment exposure to High Dividend Companies. The notional values of these swaps and other derivative instruments will count towards the Fund’s 80% investment policy, and cash and cash equivalents related to the swaps and other derivative instruments will not be counted towards the calculation of total assets.

The Adviser seeks to manage the Fund’s portfolio such that the Fund minimizes any dividend or other income distributions to shareholders each year. As indicated by the word "Accumulator" in the Fund's name, the Fund is designed to allow shareholders to gain exposure to the compounding, or accumulation, of dividend distributions from High Dividend Companies, rather than to those distributions directly. The strategy has been designed for investors seeking to achieve tax-managed exposure to High Dividend Companies. In order to implement its strategy, the Adviser seeks to manage the Fund’s portfolio of securities such that the Fund is not holding shares of a particular security and/or an Underlying Fund on its dividend record date (the date that the dividend is paid to shareholders of record).

In implementing this strategy, the Adviser may, in its discretion, purchase securities issued by High Dividend Companies to minimize receiving a dividend distribution and/or rotate into or out of Underlying Funds when purchasing securities issued by High Dividend Companies is impracticable. In the case of an Underlying Fund, to achieve the rotation, the Fund would effect in-kind creation and redemption transactions, the consequences of which the Adviser does not expect to differ from the tax consequences ordinarily associated with in-kind transactions, which are generally structured as transactions that are taxable to the contributing or redeeming shareholder and non-taxable to the Fund. There is no guarantee that the Fund will be able to completely avoid paying dividends and distributions.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% for domestic issuers and 105% of foreign issuers of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limitation in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments although it may only do so for up to 90 days. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

The Fund expects to have significant investments in the financial sector, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund will be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the 1940 Act, which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The Fund expects to invest in a limited number of High Dividend Companies.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Accumulator High Dividend Payers Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Accumulator High Dividend Payers Growth Fund is an actively managed, non-diversified exchange-traded fund (“ETF”) that seeks to generate total return by providing exposure to securities of U.S. companies that have dividend yields that, on average, exceed the average dividend yield of companies included in the S&P 500 Index and have increased their absolute dividend per share over a five year period (“High Dividend Growth Companies”), while minimizing dividend and/or distribution payments. The Fund seeks price appreciation associated with dividend growth stocks, while separately employing portfolio management techniques designed to minimize the taxable dividend income passed through to Fund shareholders.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in securities issued by High Dividend Growth Companies and in the shares of affiliated and/or unaffiliated investment companies that are registered under the 1940 Act, (each an “Underlying Fund” and together, the “Underlying Funds”), which, at the discretion of the Adviser, may include the Schwab U.S. Dividend Equity ETF (SCHD), the iShares® Core Dividend Growth ETF (DGRO), the WisdomTree U.S. Quality Dividend Growth Fund (DGRW), the ProShares® S&P 500 Dividend Aristocrats ETF (NOBL), the ProShares S&P MidCap 400 Dividend Aristocrats ETF (REGL), and/or other Underlying Funds that invest primarily in High Dividend Growth Companies.

At the Adviser’s discretion, the Fund may also invest in swaps (such as total return swaps, equity swaps, and fixed-income swaps) and other types of derivative instruments (such as fixed-income futures contracts, fixed-income options, and equity options) that have investment exposure to High Dividend Growth Companies. The notional values of these swaps and other derivative instruments will count towards the Fund’s 80% investment policy, and cash and cash equivalents related to the swaps and other derivative instruments will not be counted towards the calculation of total assets.

The Adviser seeks to manage the Fund’s portfolio such that the Fund minimizes any dividend or other income distributions to shareholders each year. As indicated by the word "Accumulator" in the Fund's name, the Fund is designed to allow shareholders to gain exposure to the compounding, or accumulation, of dividend distributions from High Dividend Growth Companies, rather than to those distributions directly. The strategy has been designed for investors seeking to achieve tax-managed exposure to High Dividend Growth Companies. In order to implement its strategy, the Adviser seeks to manage the Fund’s portfolio of securities such that the Fund is not holding shares of a particular security and/or an Underlying Fund on its dividend record date (the date that the dividend is paid to shareholders of record).

In implementing this strategy, the Adviser may, in its discretion, purchase securities issued by High Dividend Growth Companies to minimize receiving a dividend distribution and/or rotate into or out of Underlying Funds when purchasing securities issued by High Dividend Growth Companies is impracticable. In the case of an Underlying Fund, to achieve the rotation, the Fund would effect in-kind creation and redemption transactions, the consequences of which the Adviser does not expect to differ from the tax consequences ordinarily associated with in-kind transactions, which are generally structured as transactions that are taxable to the contributing or redeeming shareholder and non-taxable to the Fund. There is no guarantee that the Fund will be able to completely avoid paying dividends and distributions.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% for domestic issuers and 105% of foreign issuers of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limitation in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments although it may only do so for up to 90 days. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

The Fund expects to have significant investments in the financial sector, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund will be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the 1940 Act, which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The Fund expects to invest in a limited number of High Dividend Growth Companies.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).